SEMIANNUAL REPORT JUNE 30, 2002


OPPENHEIMER
CAPITAL APPRECIATION FUND/VA
A Series of Oppenheimer Variable Account Funds

                                             [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                             The Right Way to Invest

OPPENHEIMER CAPITAL APPRECIATION FUND/VA

================================================================================
OBJECTIVE
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation by investing in securities of well-known, established companies.
================================================================================
NARRATIVE BY JANE PUTNAM, PORTFOLIO MANAGER
Oppenheimer Capital Appreciation Fund/VA Non-Service shares provided a cumulative total return of -19.19% for the six-month period that ended June 30, 2002.(1)
   The Fund's performance slipped during the period as a result of high levels of market volatility resulting from economic and political turbulence. While we are disappointed with these results, we believe they represent short-term fluctuations rather than long-term trends. We remain confident that our disciplined, growth-at-a-reasonable-price investment strategy will continue to deliver the long-term results our investors have come to expect.
   During the past six months, we began to see indications that the U.S. economy, including the lagging manufacturing sector, was emerging from recession. However, the pace of recovery proved slower than many observers had forecast, raising doubts regarding the ability of many companies to meet earnings and revenue expectations. These uncertainties were heightened by the accounting irregularities that surfaced at a few well-known companies, causing them to file for bankruptcy and raising broader concerns regarding the integrity of corporate reporting procedures. International political tensions further undermined confidence in the market.
   On the brighter side, most growth-oriented stocks proved more resilient in the past six months than during the prior two years. Stabilizing interest rates and improving economic indicators led many investors to anticipate a continued return to economic growth during the second half of 2002. Market strength broadened across multiple industry sectors, including certain areas of media and entertainment, consumer cyclicals, consumer staples and energy.
   Our investment strategy remained consistently focused on seeking individual stocks that we believed offered good growth potential at a reasonable price. At the same time, in light of the improving overall economic climate, we shifted the portfolio from a predominately defensive position to one that reflected a balance of both defensive stocks and those we believed were likely to benefit from a sustained economic recovery. Among defensive areas, we found the greatest number of attractive investment opportunities in consumer staples companies, such as Anheuser-Busch Cos., Inc. and PepsiCo, Inc. These investments generally delivered strong performance in the uncertain market environment that prevailed during the period. We also generated positive returns with investments in a variety of energy companies that benefited from rising oil and gas prices and increasing demand. Among cyclical areas that benefited from improving economic conditions, the Fund's best performers included media and entertainment companies, such as Viacom, Inc., which are


1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.


2 OPPENHEIMER CAPITAL APPRECIATION FUND/VA starting to benefit from a turn in the advertising cycle. The Fund also scored successes in the consumer cyclical area, which gained from continued strength in consumer spending. We enhanced returns by increasing the Fund's holdings among retailers, such as Target Corp., Limited Brands, Inc., and Sears Roebuck and Co.
   On the other hand, declines in technology and utilities hurt the Fund's performance. Technology holdings, such as Nokia Corp. and Microsoft Corp. slid on the basis of reduced levels of corporate capital spending on technology. Nevertheless, we remained focused on the excellent long-term growth potential of these dominant companies. Most utility stocks suffered in the wake of the collapse of Enron, the energy trading giant. However, the Fund's holdings, such as ElPaso Corp. and Duke Energy Corp., have greatly scaled back exposure to the trading business and have valuable hard assets. These companies enjoy relatively strong financial and business positions, with stocks selling at attractively low multiples of earnings.
   Looking ahead, we see favorable prospects for growth in the coming months. Signs of recovery abound, accompanied by indications of rising corporate profits and increasing levels of capital spending. Still, the strength and shape of recovery remains in doubt. Accordingly, we favor a balanced investment approach that includes stocks in industry sectors likely to benefit from economic recovery, such as technology and consumer cyclicals, as well as stocks in traditionally defensive sectors, such as consumer staples, beverages, health care and financials. Within these groups, we are focusing on companies that we believe are best positioned to benefit from emerging market conditions. For example, among financials, we are concentrating on brokers and other entities that are likely to perform well in an environment characterized by expanding levels of market activity. In the health care sector, we have increased the Fund's exposure to health care service providers and biotech companies, while trimming holdings of major pharmaceutical companies that are being hurt by expiring patents and weak product pipelines.
   We remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company at a time should serve investors well. That's why Oppenheimer Capital Appreciation
Fund/VA continues to be part of THE RIGHT WAY TO INVEST.



IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio holdings are subject to change. The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


3 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited


                                               MARKET VALUE
                                    SHARES       SEE NOTE 1
============================================================
COMMON STOCKS--92.8%
------------------------------------------------------------
CONSUMER DISCRETIONARY--25.4%
------------------------------------------------------------
AUTOMOBILES--0.8%
Harley-Davidson, Inc.              234,000   $   11,997,180
------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Brinker International, Inc.(1)     304,000        9,652,000
Carnival Corp.                     918,300       25,427,727
Mandalay Resort Group(1)            54,900        1,513,593
Royal Caribbean Cruises Ltd.       947,400       18,474,300
Ruby Tuesday, Inc.                 115,200        2,234,880
Starwood Hotels & Resorts
   Worldwide, Inc.                  67,400        2,216,786
                                             --------------
                                                 59,519,286
------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Ethan Allen Interiors, Inc.        215,610        7,514,009
------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
ValueVision Media, Inc., Cl. A(1)  108,800        1,974,720
------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Mattel, Inc.                       375,000        7,905,000
------------------------------------------------------------
MEDIA--14.3%
AOL Time Warner, Inc.(1)         2,033,500       29,912,785
Cablevision Systems Corp.,
     Cl. A(1)                      325,400        3,078,284
Clear Channel
   Communications, Inc.(1)         543,230       17,394,225
Comcast Corp., Cl. A Special(1)  1,847,000       44,032,480
Fox Entertainment Group, Inc.,
   A Shares(1)                     282,000        6,133,500
Hispanic Broadcasting Corp.(1)     271,225        7,078,972
McGraw-Hill Cos., Inc. (The)       492,100       29,378,370
New York Times Co., Cl. A           95,000        4,892,500
News Corp. Ltd. (The),
   Sponsored ADR                   714,400       16,381,192
Omnicom Group, Inc.                230,300       10,547,740
Univision Communications, Inc.,
   Cl. A(1)                        227,200        7,134,080
Viacom, Inc., Cl. B(1)           1,224,400       54,326,628
                                             ---------------
                                                230,290,756
------------------------------------------------------------
MULTILINE RETAIL--3.5%
BJ's Wholesale Club, Inc.(1)        62,700        2,413,950
Costco Wholesale Corp.(1)          352,900       13,628,998
Kohl's Corp.(1)                    176,800       12,390,144
Sears Roebuck & Co.                216,000       11,728,800
Target Corp.                       441,200       16,809,720
                                             ---------------
                                                 56,971,612
------------------------------------------------------------
SPECIALTY RETAIL--1.7%
AutoNation, Inc.(1)                127,100        1,842,950
Gap, Inc. (The)                    617,200        8,764,240
------------------------------------------------------------


                                               MARKET VALUE
                                    SHARES       SEE NOTE 1
------------------------------------------------------------
Limited Brands, Inc.               508,000    $  10,820,400
Tiffany & Co.                      165,700        5,832,640
                                             ---------------
                                                 27,260,230
------------------------------------------------------------
TEXTILES & APPAREL--0.3%
Nike, Inc., Cl. B                  102,900        5,520,585
------------------------------------------------------------
CONSUMER STAPLES--7.3%
------------------------------------------------------------
BEVERAGES--4.1%
Anheuser-Busch Cos., Inc.          637,500       31,875,000
Coca-Cola Enterprises, Inc.        215,200        4,751,616
Diageo plc, Sponsored ADR           79,600        4,111,340
PepsiCo, Inc.                      516,200       24,880,840
                                             ---------------
                                                 65,618,796
------------------------------------------------------------
FOOD & DRUG RETAILING--1.6%
Kroger Co. (The)(1)                437,000        8,696,300
Rite Aid Corp.(1)                  165,700          389,395
Safeway, Inc.(1)                   417,700       12,192,663
Sysco Corp.                        189,800        5,166,356
                                             ---------------
                                                 26,444,714
------------------------------------------------------------
FOOD PRODUCTS--1.3%
Dean Foods Co.(1)                  311,400       11,615,220
General Mills, Inc.                225,000        9,918,000
                                             ---------------
                                                 21,533,220
------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Estee Lauder Cos., Inc.
(The), Cl. A                       129,160        4,546,432
------------------------------------------------------------
ENERGY--7.3%
------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
BJ Services Co.(1)                 325,500       11,027,940
Halliburton Co.                    312,000        4,973,280
Noble Corp.(1)                     147,500        5,693,500
Rowan Cos., Inc.                   185,000        3,968,250
Varco International, Inc.(1)       197,700        3,467,658
Williams Cos., Inc. (The)          228,800        1,370,512
                                             ---------------
                                                 30,501,140
------------------------------------------------------------
OIL & GAS--5.4%
Amerada Hess Corp.                 231,800       19,123,500
Encana Corp.                       321,710        9,878,267
Exxon Mobil Corp.                  725,400       29,683,368
Suncor Energy, Inc.                163,500        2,920,110
TotalFinaElf SA, Sponsored ADR     316,400       25,596,760
                                             ---------------
                                                 87,202,005
------------------------------------------------------------
FINANCIALS--15.4%
------------------------------------------------------------
BANKS--2.1%
Bank of America Corp.              202,700       14,261,972
Bank One Corp.                     523,000       20,125,040
                                             ---------------
                                                 34,387,012

4 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                 MARKET VALUE
                                    SHARES         SEE NOTE 1
-------------------------------------------------------------
DIVERSIFIED FINANCIALS--10.1%
American Express Co.                 403,700   $   14,662,384
Citigroup, Inc.                    1,009,500       39,118,125
Fannie Mae                           195,700       14,432,875
Freddie Mac                          437,400       26,768,880
Goldman Sachs Group, Inc. (The)      111,500        8,178,525
iShares Russell 2000 Index Fund       36,900        3,344,985
J.P. Morgan Chase & Co.              399,300       13,544,256
Merrill Lynch & Co., Inc.            234,700        9,505,350
Morgan Stanley                       514,500       22,164,660
Schwab (Charles) Corp.               919,500       10,298,400
                                             ----------------
                                                  162,018,440
-------------------------------------------------------------
INSURANCE--2.3%
American International Group, Inc.   328,350       22,403,321
Everest Re Group Ltd.                 55,200        3,088,440
St. Paul Cos., Inc.                  131,200        5,106,304
XL Capital Ltd., Cl. A                70,500        5,971,350
                                             ----------------
                                                   36,569,415
-------------------------------------------------------------
REAL ESTATE--0.9%
Boston Properties, Inc.              140,700        5,620,965
Host Marriott Corp.                  805,000        9,096,500
                                             ----------------
                                                   14,717,465
-------------------------------------------------------------
HEALTH CARE--9.0%
-------------------------------------------------------------
BIOTECHNOLOGY--1.5
Amgen, Inc.(1)                       116,400        4,874,832
Genzyme Corp. (General Division)(1)  360,200        6,930,248
IDEC Pharmaceuticals Corp.(1)        167,060        5,922,277
Medimmune, Inc.(1)                    30,000          792,000
Serono SA, Sponsored ADR             371,700        6,058,710
                                             ----------------
                                                   24,578,067
-------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Applera Corp./Applied Biosystems
   Group                             459,380        8,953,316
Medtronic, Inc.                      188,300        8,068,655
Stryker Corp.                        119,600        6,399,796
                                             ----------------
                                                   23,421,767
-------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Anthem, Inc.(1)                       84,400        5,695,312
Cardinal Health, Inc.                  8,000          491,280
Caremark Rx, Inc.(1)                 389,100        6,420,150
Covance, Inc.(1)                     329,200        6,172,500
Humana, Inc.(1)                      270,600        4,229,478
McKesson Corp.                       290,100        9,486,270
Oxford Health Plans, Inc.(1)         161,600        7,507,936
                                             ----------------
                                                   40,002,926

                                                 MARKET VALUE
                                    SHARES         SEE NOTE 1
-------------------------------------------------------------
PHARMACEUTICALS--3.5%
Abbott Laboratories                  250,900   $    9,446,385
Johnson & Johnson                    271,980       14,213,675
Perrigo Co.(1)                       418,940        5,446,220
Pfizer, Inc.                         771,000       26,985,000
                                             ----------------
                                                   56,091,280
-------------------------------------------------------------
INDUSTRIALS--6.7%
-------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Boeing Co.                            71,000        3,195,000
Honeywell International, Inc.        480,100       16,913,923
Northrop Grumman Corp.               101,500       12,687,500
                                             ----------------
                                                   32,796,423
-------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
Automatic Data Processing, Inc.      144,100        6,275,555
Concord EFS, Inc.(1)                 370,200       11,157,828
First Data Corp.                     231,420        8,608,824
Waste Management, Inc.               661,700       17,237,285
                                             ----------------
                                                   43,279,492
-------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.              333,400        4,504,234
-------------------------------------------------------------
MACHINERY--1.3%
Dover Corp.                          109,300        3,825,500
Ingersoll-Rand Co., Cl. A            227,600       10,392,216
Mettler-Toledo
International, Inc.(1)               177,930        6,560,279
                                             ----------------
                                                   20,777,995
-------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian Pacific Ltd.                227,900        5,635,689
-------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
Adaptec, Inc.(1)                     226,900        1,790,241
Cisco Systems, Inc.(1)             1,104,900       15,413,355
Extreme Networks, Inc.(1)            400,800        4,044,072
L.M. Ericsson Telephone Co.,
   ADR, Cl. B                        508,100          731,664
Lucent Technologies, Inc.(1)       1,385,900        2,300,594
Nokia Corp., Sponsored ADR,
   A Shares                        1,681,700       24,351,016
QUALCOMM, Inc.(1)                    165,300        4,544,097
                                             ----------------
                                                   53,175,039
-------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology
   International, Inc.(1,2)          325,000               --
-------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Flextronics International Ltd.(1)    648,000        4,620,240
Millipore Corp.                       99,000        3,166,020
PerkinElmer, Inc.                    143,600        1,586,780




5 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                 MARKET VALUE
                                      SHARES       SEE NOTE 1
--------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS Continued
Sanmina-SCI Corp.(1)               1,220,100   $    7,698,831
Vishay Intertechnology, Inc.(1)      573,900       12,625,800
                                               ---------------
                                                   29,697,671
--------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Check Point Software
   Technologies Ltd.(1)              224,000        3,037,440
--------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.0%
Analog Devices, Inc.(1)              161,000        4,781,700
Atmel Corp.(1)                       125,800          787,508
Cypress Semiconductor Corp.(1)       637,000        9,669,660
Intel Corp.                        1,100,800       20,111,616
International Rectifier Corp.(1)     299,800        8,739,170
Micron Technology, Inc.(1)           551,700       11,155,374
National Semiconductor Corp.(1)      359,000       10,472,030
RF Micro Devices, Inc.(1)            611,000        4,655,820
Texas Instruments, Inc.              337,000        7,986,900
Vitesse Semiconductor Corp.(1)       588,900        1,831,479
                                               ---------------
                                                   80,191,257
--------------------------------------------------------------
SOFTWARE--6.2%
Cadence Design Systems, Inc.(1)      524,600        8,456,552
Electronic Arts, Inc.(1)             240,300       15,871,815
Microsoft Corp.(1)                 1,079,300       59,037,710
Peoplesoft, Inc.(1)                  343,300        5,108,304
Reynolds & Reynolds Co., Cl. A        31,800          888,810
SAP AG (Systeme, Anwendungen,
   Produkte in der
   Datenverarbeitung),
   Sponsored ADR                     230,900        5,608,561
Veritas Software Corp.(1)            265,423        5,252,721
                                               ---------------
                                                  100,224,473
--------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------
CHEMICALS--1.9%
Air Products & Chemicals, Inc.       176,500        8,907,955
International Flavors &
   Fragrances, Inc.                  240,000        7,797,600
Praxair, Inc.                        233,100       13,279,707
                                               ---------------
                                                   29,985,262
--------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
International Paper Co.              270,100       11,770,958
--------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
--------------------------------------------------------------
DIVERSIFIED
TELECOMMUNICATION SERVICES--0.1%
Sprint Corp. (Fon Group)             140,200        1,487,522
WorldCom, Inc./WorldCom Group(1)     179,200           16,128
                                               ---------------
                                                    1,503,650

                                                 MARKET VALUE
                                      SHARES       SEE NOTE 1
--------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Corp. (PCS Group)(1)          209,800   $      937,806
Vodafone Group plc,
   Sponsored ADR                     439,100        5,993,715
                                               ---------------
                                                    6,931,521
--------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Duke Energy Corp.                    527,900       16,417,690
--------------------------------------------------------------
GAS UTILITIES--0.9%
El Paso Corp.                        675,830       13,928,856
--------------------------------------------------------------
WATER UTILITIES--0.1%
Philadelphia Suburban Corp.           62,500        1,262,500
                                               ---------------

Total Common Stocks
   (Cost $1,879,817,658)                        1,491,706,207

==============================================================
OTHER SECURITIES--0.4%
Nasdaq-100 Unit Investment Trust(1)
   (Cost $7,018,456)                 249,200        6,496,644

                                   PRINCIPAL
                                      AMOUNT
==============================================================
REPURCHASE AGREEMENTS--7.3%

Repurchase agreement with BNP
   Paribas Securities Corp., 1.89%,
   dated 6/28/02, to be repurchased
   at $116,744,384 on 7/1/02,
   collateralized by U.S. Treasury
   Bonds, 5.375%--10.375%,
   11/15/12--2/15/31, with a value
   of $113,453,006 and U.S. Treasury
   Nts., 5.625%, 11/30/02, with a
   value of $6,081,212
   (Cost $116,726,000)          $116,726,000      116,726,000

--------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $2,003,562,114)               100.5%   1,614,928,851
--------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                            (0.5)      (8,483,292)
                                ------------------------------
NET ASSETS                             100.0%  $1,606,445,559
                                ==============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--
See Note 6 of Notes to Financial Statements.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



6 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 June 30, 2002
===========================================================================================================================
 ASSETS
 Investments, at value (cost $2,003,562,114) - see accompanying statement                                   $1,614,928,851
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                                                            965,208
 Shares of beneficial interest sold                                                                                442,195
 Investments sold                                                                                                  200,213
 Other                                                                                                               7,291
                                                                                                            ---------------
 Total assets                                                                                                1,616,543,758

===========================================================================================================================
 LIABILITIES
 Bank overdraft                                                                                                    701,739
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                          6,857,875
 Investments purchased                                                                                           2,293,525
 Shareholder reports                                                                                               218,458
 Trustees' compensation                                                                                                952
 Distribution and service plan fees                                                                                    736
 Transfer and shareholder servicing agent fees                                                                       1,607
 Other                                                                                                              23,307
                                                                                                            ---------------
 Total liabilities                                                                                              10,098,199

===========================================================================================================================
 NET ASSETS                                                                                                 $1,606,445,559
                                                                                                            ===============


===========================================================================================================================
 COMPOSITION OF NET ASSETS
 Par value of shares of beneficial interest                                                                 $       54,626
---------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                  2,091,697,301
---------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                             3,071,396
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                (99,744,519)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                                (388,633,245)
                                                                                                            ---------------
 NET ASSETS                                                                                                 $1,606,445,559
                                                                                                            ===============
===========================================================================================================================
 NET ASSET VALUE PER SHARE
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $1,602,149,019 and 54,479,074 shares of beneficial interest outstanding)                             $29.41
---------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $4,296,540 and 146,475 shares of beneficial interest outstanding)                                    $29.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


7 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended June 30, 2002
===========================================================================================================================
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $173,534)                                                 $      7,903,462
---------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                        1,237,803
                                                                                                            ---------------
 Total investment income                                                                                         9,141,265

===========================================================================================================================
 EXPENSES
 Management fees                                                                                                 6,001,974
---------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees-Service shares                                                                     804
---------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                       6,683
---------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                             13,950
---------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                        11,747
---------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                               5,566
                                                                                                            ---------------
 Total expenses                                                                                                  6,040,724
 Less reduction to custodian expenses                                                                                 (478)
                                                                                                            ---------------
 Net expenses                                                                                                    6,040,246

===========================================================================================================================
 NET INVESTMENT INCOME                                                                                           3,101,019

===========================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized loss on:
 Investments                                                                                                   (59,461,365)
 Foreign currency transactions                                                                                     (27,599)
                                                                                                            ---------------
 Net realized loss                                                                                             (59,488,964)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                                  (332,380,062)
 Translation of assets and liabilities denominated in foreign currencies                                           425,304
                                                                                                            ---------------
 Net change                                                                                                   (331,954,758)
                                                                                                            ---------------
 Net realized and unrealized loss                                                                             (391,443,722)

===========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $(388,342,703)
                                                                                                            ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                           JUNE 30, 2002       DECEMBER 31,
                                                                                             (UNAUDITED)               2001
===========================================================================================================================
 OPERATIONS
 Net investment income                                                                    $    3,101,019    $   10,207,039
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                           (59,488,964)      (37,893,430)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                                      (331,954,758)     (256,855,458)
                                                                                          ---------------------------------
 Net decrease in net assets resulting from operations                                       (388,342,703)     (284,541,849)

===========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Non-Service shares                                                                          (10,120,100)      (12,638,065)
 Service shares                                                                                   (1,731)               --
---------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Non-Service shares                                                                                   --      (189,649,710)
 Service shares                                                                                       --                --

===========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                           24,838,933       366,372,108
 Service shares                                                                                4,636,261            89,253

===========================================================================================================================
 NET ASSETS
 Total decrease                                                                             (368,989,340)     (120,368,263)
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                       1,975,434,899     2,095,803,162
                                                                                          ---------------------------------
 End of period (including undistributed net investment
 income of $3,071,396 and $10,092,208, respectively)                                      $1,606,445,559    $1,975,434,899
                                                                                          =================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


9 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS                                                                 YEAR
                                                 ENDED                                                                ENDED
                                         JUNE 30, 2002                                                         DECEMBER 31,
 NON-SERVICE SHARES                        (UNAUDITED)          2001          2000          1999         1998          1997
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $36.58        $46.63        $49.84        $36.67       $32.44       $27.24
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .05           .18           .27           .06          .13           .25
 Net realized and unrealized gain (loss)         (7.04)        (5.86)          .02         14.68         7.28          6.62
                                                ----------------------------------------------------------------------------
 Total from investment operations                (6.99)        (5.68)          .29         14.74         7.41          6.87
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
  to shareholders:
 Dividends from net investment income             (.18)         (.27)         (.06)         (.13)        (.24)         (.15)
 Distributions from net realized gain               --         (4.10)        (3.44)        (1.44)       (2.94)        (1.52)
                                                ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.18)        (4.37)        (3.50)        (1.57)       (3.18)        (1.67)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.41        $36.58        $46.63        $49.84       $36.67        $32.44
                                                ============================================================================


============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)            (19.19)%      (12.58)%       (0.23)%       41.66%       24.00%        26.68%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $1,602,149    $1,975,345    $2,095,803    $1,425,197     $768,550      $493,906
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,874,104    $2,000,314    $1,922,099    $1,002,835     $609,246      $390,447
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.33%         0.51%         0.66%         0.21%        0.50%         1.02%
 Expenses                                         0.65%         0.68%         0.67%         0.70%        0.75%(3)      0.75%(3)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            21%           45%           38%           56%          56%           66%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                                                  SIX MONTHS         PERIOD
                                                                                                       ENDED          ENDED
                                                                                               JUNE 30, 2002   DECEMBER 31,
 SERVICE SHARES                                                                                  (UNAUDITED)           2001(1)
===========================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                                                $ 36.56        $ 31.66
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                   .18             --(2)
 Net realized and unrealized gain (loss)                                                               (7.23)          4.90
                                                                                                     -----------------------
 Total from investment operations                                                                      (7.05)          4.90
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                   (.18)            --
 Distributions from net realized gain                                                                     --             --
                                                                                                     -----------------------
 Total dividends and/or distributions
 to shareholders                                                                                        (.18)            --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                       $29.33         $36.56
                                                                                                     =======================


============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                                                  (19.39)%        15.51%


============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                             $4,297            $90
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                    $1,103            $16
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                                                                  0.27%          0.11%
 Expenses                                                                                               0.80%          0.81%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                  21%            45%



1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


12 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $92,488,914. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
            EXPIRING
            --------------------------------
               2009              $14,552,938
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


13 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED JUNE 30, 2002    YEAR ENDED DECEMBER 31, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                                       7,355,101     $ 253,109,427       15,808,805    $  618,618,659
 Dividends and/or distributions reinvested                    282,921        10,120,099        5,299,654       202,287,775
 Redeemed                                                  (7,154,983)     (238,390,593)     (12,057,267)     (454,534,326)
                                                           ---------------------------------------------------------------
 Net increase                                                 483,039      $ 24,838,933        9,051,192      $366,372,108
                                                           ===============================================================

---------------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                         146,669    $    4,725,637            2,703  $         97,939
 Dividends and/or distributions reinvested                         48             1,730               --                --
 Redeemed                                                      (2,706)          (91,106)            (239)           (8,686)
                                                           ---------------------------------------------------------------
 Net increase                                                 144,011     $   4,636,261            2,464   $        89,253
                                                           ===============================================================

1. For the year ended December 31, 2001, for Non-Service shares and for the period from September 18, 2001 (inception of offering) to December 31, 2001, for Service shares.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $361,414,364 and $364,229,276, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.65%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.


14 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
    The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was zero.


15 OPPENHEIMER CAPITAL APPRECIATION FUND/VA

OPPENHEIMER CAPITAL APPRECIATION FUND/VA

 A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
 TRUSTEES AND OFFICERS    James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Jane Putnam, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR       OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AGENT           OppenheimerFunds Services


================================================================================
 INDEPENDENT AUDITORS     Deloitte & Touche LLP


================================================================================
 LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.
                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Capital Appreciation Fund/VA, please refer to the Prospectus. To obtain a copy or for information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.


                                 [LOGO OMITTED]
                                            OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                               Distributor, Inc.

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.